Prepaid Expenses - Schedule of Prepaid Expenses (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025	Oct. 31, 2024
Current portion
Prepaid professional service fees	$ 709,814	$ 1,507,714	$ 0
Prepaid research and development expenses	350,000	420,000	0
Prepaid insurance	0	35,645	0
Non-current portion
Prepaid research and development expenses	0	105,000	0
Totals	$ 1,107,696	$ 2,068,359	$ 0